Financial liabilities - Summary of Changes in Lease Liabilities (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Summary Of Conditional Advances, Banks Loans And Loans [Line Items]
Fixed interest expense	€ 152	€ 169
Lease liabilities
Summary Of Conditional Advances, Banks Loans And Loans [Line Items]
Liabilities arising from financing activities at beginning of period	6,189
New lease contracts	22
Impact of discounting of the new lease contracts	(3)
Fixed interest expense	152
Repayment of lease	(796)
Liabilities arising from financing activities at end of period	€ 5,564